NOTES PAYABLE – RELATED PARTY (Tables)	3 Months Ended
Mar. 31, 2014
Notes to Financial Statements
Notes payable consist
	March 31, 2014	December 31, 2013

Note payable to an officer, director and shareholder, unsecured, 0% interest, due upon demand	$ 450	$ 450

Note payable with a shareholder, unsecured, 0% interest, due upon demand	-	-

Note payable with a shareholder, unsecured, 5% interest, due February 2015	361,087	500,000

Notes Payable – Current	$ 361,537	$ 500,450

Notes payable consist
	March 31, 2014	December 31, 2013
Line of credit for up to $150,000, from a shareholder, unsecured, 5% interest, due December 2014	$ -	$ 49,051

Line of credit – Current	$ -	$ 49,051